DEBT - Golar Igloo Debt Narrative (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) tranche newbuild	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Total debt	$ 1,344,788,000	$ 1,052,532,000
Golar Igloo Debt
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,125,000,000
Number of newbuildings funded | newbuild	8
Long-term debt			$ 161,300,000
Number of tranches | tranche	3
Total debt	$ 141,111,000	$ 154,550,000
Golar Igloo Debt | K-Sure
Debt Instrument [Line Items]
Percentage guaranteed	95.00%
Term of loan	12 years
Golar Igloo Debt | Commercial
Debt Instrument [Line Items]
Term of loan	5 years
Final balloon payment	$ 20,200,000